Consolidated Unaudited Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Research and development expenses, net		$ 335
General and administrative expenses	1,330	6,484
Impairment of loans receivable
Impairment of fixed assets
Operating income (loss)	(1,330)	(6,819)
Other income (expense):
Income on Debt Extinguishment and Conversion	6,525
Finance Income, net	18	507
Income (loss) before income tax	5,213	(6,312)
Net income (loss) for the period	$ 5,213	$ (6,312)
Income/(loss) per share:
Net income (loss) per ordinary share - basic (in Dollars per share)	$ 0.89	$ (1.08)
Net income (loss) per ordinary share - diluted (in Dollars per share)	$ 0.89	$ (1.08)
Weighted average number of ordinary shares outstanding - basic (in Shares)	5,850,906	5,850,799
Weighted average number of ordinary shares outstanding - diluted (in Shares)	5,850,906	5,850,799